Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties

NOTE 8 – RELATED PARTIES

On May 30, 2019, ScoutCam Ltd. entered into an intercompany agreement with Medigus (the “Intercompany Agreement”) according to which ScoutCam Ltd. agreed to hire and retain certain services from Medigus. The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam Ltd. employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam Ltd. that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the Respective portion of the Mutual Expense

In addition, ScoutCam Ltd.’s employees provide support services to Medigus.

On April 20, 2020, ScoutCam Ltd. entered into an amended and restated intercompany services agreement with Medigus.

Balances with related parties:

	March 31, 2020	December 31, 2019

Parent Company	48	73
Loan from Parent Company	378	500

Transactions with related parties:

	Three months ended March 31,
	2020	2019
Revenues	5	-
Cost of revenues	5	-

NOTE 8 – RELATED PARTIES:

a.	On May 30, 2019, ScoutCam Ltd. entered into an intercompany agreement with Medigus (the “Intercompany Agreement”) according to which ScoutCam Ltd. agreed to hire and retain certain services from Medigus. The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam Ltd. employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam Ltd. that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the Respective portion of the Mutual Expense.

The total expenses for year ended December 31, 2019 amounted to USD 329 thousand. As of December 31, 2019 the balance with Medigus amounting to USD 73 thousand represents amounts to be utilized against future services.

In addition, ScoutCam Ltd.’s employees provide support services to Medigus.

b.	On June 3, 2019, the Parent Company executed a capital contribution on account of additional paid in capital into ScoutCam Ltd. of an aggregate amount of USD 720 thousand.

c.	On August 27, 2019, the Parent Company provided ScoutCam Ltd. with a line of credit in the aggregate amount of USD 500 thousand and, in exchange, ScoutCam Ltd. agreed to grant the Parent Company a capital note that will bear an annual interest rate of 4%. The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020. The said note is presented in the consolidated balance sheet within “Loan from Parent Company”.

d.	On July 31, 2019, ScoutCam Ltd. and Prof. Benad Goldwasser entered into a consulting agreement, whereby Prof. Goldwasser agreed to serve as chairman of the board of directors of ScoutCam Ltd., effective retroactively to March 1, 2019, in consideration for, inter alia, a monthly fee of $10,000 and options representing 5% of our fully-diluted share capital as of the Closing Date.

e.	On September 3, 2019, a certain Asset Transfer Agreement, by and between ScoutCam Ltd. and the Parent Company dated May 28, 2019, became effective. According to the Asset Transfer Agreement the Company transferred certain assets (property and equipment) with a nil carrying amount to the Parent Company in consideration of USD 168 thousand. The assets were then sold to a third party. The excess of the said consideration over the carrying amount was directly recorded to shareholders’ equity.

f.	During December 2019, the Company entered into a consulting agreement with Shrem Zilberman Group Ltd. (the “Consultant”) in the amount of USD 165 thousand (see also note 9b). A director of the Company is related to one of the Consultant’s shareholders.

g.	On February 12, 2020, the Company’s Board of Directors authorized the allotment of options to purchase 2,235,691 shares of Common Stock of the Company to Professor Benad Goldwasser, the Company’s Chairman of the Board, and options to purchase 1,865,346 shares of Common Stock of the Company to certain officers of the Company. Each option is convertible into one share of common stock of the Company of $0.001 par value at an exercise price of $0.29. See also note 13b.